ENTITY-WIDE DISCLOSURE	12 Months Ended
Dec. 31, 2017
Segments, Geographical Areas [Abstract]
ENTITY-WIDE DISCLOSURE
NOTE 16 -	ENTITY-WIDE DISCLOSURE

a.	Total revenues - by geographical location were attributed according to costumer residential country as follows:

	Year ended December 31,
	2017	2016	2015
	Total revenues	Total revenues	Total revenues
Sale of products
Israel	$6,289	$5,005	$4,102
United states	19,004	18,350	20,013
Other	10,760	7,076	7,224
	$36,053	$30,431	$31,339

	Year ended December 31,
	2017	2016	2015
	Total revenues	Total revenues	Total revenues
Sale of Services
Israel	$3,704	$2,665	$814
United states	40,047	39,596	32,738
Other	26,723	23,102	20,716
	$70,474	$65,363	$54,268

b.	Total long-lived assets - by geographical location were as follows:

	December 31,
	2017	2016

Israel	$12,395	$12,349
United states	8,926	8,949
Total	$21,321	$21,298

c.	Major Customers

No single customer accounted for 10% or more of Group's total net revenue in any year presented.